UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________

FORM N-Q

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QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number 811-22263

Exchange Traded Concepts Trust

(Exact name of Registrant as specified in charter)

________

J. Garrett Stevens

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, Oklahoma 73120

(Address of principal executive offices) (Zip code)

Exchange Traded Concepts Trust

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, Oklahoma 73120

(Name and address of agent for service)

Copy to:

Christopher Menconi

Morgan, Lewis and Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Registrant’s telephone number, including area code: 1-405-778-8377

Date of fiscal year end: April 30, 2018

Date of reporting period: January 31, 2018

Item 1. Schedule of Investments

ROBO GlobalTM

Robotics and Automation Index ETF

Schedule of Investments

January 31, 2018 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 99.7%

Canada — 1.8%
Industrials— 1.8%
ATS Automation Tooling Systems*	1,728,609	$23,445,453
Maxar Technologies	319,852	20,236,306

		43,681,759

Total Canada		43,681,759
China — 1.7%
Information Technology— 1.7%
Hollysys Automation Technologies	1,596,805	40,510,943

Total China		40,510,943
Finland — 0.9%
Industrials— 0.9%
Cargotec, Cl B	376,982	22,044,193

Total Finland		22,044,193
France — 2.0%
Industrials— 1.0%
Schneider Electric	253,233	23,811,277

Information Technology— 1.0%
Dassault Systemes	200,895	23,244,587

Total France		47,055,864
Germany — 8.9%
Industrials— 6.3%
Duerr	172,388	23,816,014
GEA Group	451,161	22,498,194
KION Group	267,432	24,626,678
Krones	287,721	40,287,320
Siemens	156,428	23,805,320
SLM Solutions Group*	298,717	16,559,624

		151,593,150

Information Technology— 2.6%
Basler	41,263	10,357,772
Isra Vision	104,943	24,473,147
Jenoptik	651,117	27,091,684

		61,922,603

Total Germany		213,515,753
Israel — 1.8%
Health Care— 1.8%
Mazor Robotics*	1,359,885	44,025,484

Total Israel		44,025,484
Japan — 26.6%
Consumer Discretionary— 1.0%
Denso	386,971	24,188,568

Industrials— 15.7%
Aida Engineering	1,779,551	25,073,972
Daifuku	683,117	45,685,073
Daihen	2,372,546	22,648,463
FANUC	151,028	40,781,918
Fuji Machine Manufacturing	1,128,100	23,770,143
Harmonic Drive Systems	597,339	41,097,668
Mitsubishi Electric	1,285,344	23,462,488
Nabtesco	948,610	44,756,003
Nachi-Fujikoshi	3,372,606	23,451,129
SMC	49,876	24,454,799
THK	597,357	24,735,959
Toshiba Machine	3,022,669	24,673,154
Yushin Precision Equipment	425,135	14,313,326

		378,904,095

Information Technology— 9.9%
Amano	1,389,300	37,725,118
Keyence	66,124	40,242,017
Omron	628,658	39,220,933
Optex Group	469,900	29,962,017
Topcon	992,453	25,230,700
Yaskawa Electric	828,649	42,664,169
Yokogawa Electric	1,133,578	24,051,731

		239,096,685

Total Japan		642,189,348
South Korea — 1.3%
Information Technology— 1.3%
Koh Young Technology	364,275	32,100,274

Total South Korea		32,100,274
Sweden — 2.1%
Health Care— 1.0%
Elekta, Cl B	2,544,786	24,377,070

Information Technology— 1.1%
Hexagon, Cl B	435,595	26,026,448

Total Sweden		50,403,518
Switzerland — 4.4%
Health Care— 0.9%
Tecan Group	101,195	22,446,653

Industrials— 2.6%
ABB	1,396,064	38,971,451
Kardex	181,487	24,755,327

		63,726,778

Information Technology— 0.9%
u-blox Holding	108,078	22,682,893

Total Switzerland		108,856,324
Taiwan — 5.5%
Industrials— 3.5%
Airtac International Group	1,253,932	19,919,731
Hiwin Technologies	3,411,702	44,189,240

ROBO GlobalTM

Robotics and Automation Index ETF

Schedule of Investments

January 31, 2018 (Unaudited)

Description	Shares	Fair Value

Teco Electric and Machinery	21,940,000	$21,152,974

		85,261,945

Information Technology— 2.0%
Advantech	3,166,769	24,773,064
Delta Electronics	4,564,187	23,020,209

		47,793,273

Total Taiwan		133,055,218
United Kingdom — 0.9%
Information Technology— 0.9%
Renishaw	314,200	22,197,432

Total United Kingdom		22,197,432
United States — 41.8%
Consumer Discretionary— 2.0%
iRobot*	544,363	48,312,216

Energy— 2.7%
Helix Energy Solutions Group*	3,222,426	24,264,868
Oceaneering International*	1,930,703	39,926,938

		64,191,806

Health Care— 4.2%
Accuray*	2,661,689	15,038,543
Intuitive Surgical*	95,755	41,334,561
QIAGEN*	666,889	22,334,113
Varian Medical Systems*	186,980	23,839,950

		102,547,167

Industrials— 9.5%
Aerovironment*	653,432	33,560,268
Deere	139,446	23,206,603
ExOne*	313,709	3,080,622
John Bean Technologies	191,411	21,773,001
Lincoln Electric Holdings	226,611	22,110,435
Nordson	166,293	23,899,630
Raven Industries	1,074,577	41,424,943
Rockwell Automation	188,571	37,203,173
Teledyne Technologies*	117,257	22,386,706

		228,645,381

Information Technology— 23.4%
3D Systems*	2,199,263	22,520,453
Ambarella*	355,238	17,903,995
Autodesk*	195,516	22,605,560
Brooks Automation	858,074	23,940,264
Cadence Design Systems*	480,647	21,561,825
Cognex	564,346	35,198,260
FARO Technologies*	545,351	29,394,419
FLIR Systems	455,966	23,350,019
IPG Photonics*	177,254	44,659,145
Manhattan Associates*	465,159	24,569,698
Microchip Technology	239,036	22,761,008
National Instruments	487,032	24,322,378
Novanta*	437,089	25,307,453
Nuance Communications*	1,323,802	23,576,914
NVIDIA	110,617	27,189,659
PTC*	339,735	24,691,940
QUALCOMM	325,923	22,244,245
Stratasys*	985,355	21,076,743
Teradyne	522,108	23,933,431
Trimble Navigation*	508,600	22,429,260
Xilinx	303,361	22,151,420
Zebra Technologies, Cl A*	337,054	41,511,571

		566,899,660

Total United States		1,010,596,230

Total Common Stock
(Cost $1,981,983,376)		2,410,232,340

Total Investments - 99.7%
(Cost $1,981,983,376)		$2,410,232,340

Percentages are based on Net Assets of $2,418,334,657.

*	Non-income producing security.

As of January 31, 2018, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period. For the period ended January 31, 2018, the Fund did not hold any Level 3 securities.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

ROB-QH-001-0900

Item 2. Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)), as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: March 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: March 29, 2018

By (Signature and Title)	/s/ James J. Baker, Jr.
James J. Baker, Jr., Treasurer

Date: March 29, 2018